Supplement dated March 4, 2019 to the

Prospectus and Statement of Additional Information

each dated May 1, 2018 for:

MassMutual ElectrumSM, as supplemented

Effective immediately:

Our Administrative Office telephone number is changed to: 1-800-665-2654.

Effective February 5, 2019:

Boston Partners Global Investors, Inc. replaced Wellington Management Company LLP as sub-adviser of the MML Fundamental Value Fund.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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